Note 12 - Share-based Payments (Details Textual)	1 Months Ended		12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 GBP (£)	Sep. 30, 2020
Statement Line Items [Line Items]
Expense from cash-settled share-based payment transactions			$ 692,000	$ 634,000	$ 107,000
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets			$ 477,000	1,413,000	689,000
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments			3
Weighted average fair value at measurement date, other equity instruments granted			$ 12.06	15.88
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Liabilities from share-based payment transactions			3,027,000	2,240,000
Expense from cash-settled share-based payment transactions			692,000	634,000	107,000
Value of other equity instruments exercised or vested in share-based payment arrangement, share capital			420,000	216,000
Weighted average fair value at measurement date, other equity instruments granted			$ 11.63	$ 15.51
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments			1
Performance probability			93.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments			3
Performance probability			100.00%	100.00%
Cash-settled awards [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments	3	3
Liabilities from share-based payment transactions			$ 0	$ 30,000
Weighted average fair value at measurement date, other equity instruments granted | £						£ 8.90
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets			$ (38,000)	$ 114,000	$ 73,000
Percentage of discretionary cash bonus							10.00%